Shareholder Report, Holdings (Details)	Dec. 31, 2025
C000249064 | Galderma Group8983569
Holdings [Line Items]
Percent of Total Investments	5.20%
C000249064 | Taiwan Semiconductor Manufacturing8983678
Holdings [Line Items]
Percent of Total Investments	4.50%
C000249064 | NatWest Group8983616
Holdings [Line Items]
Percent of Total Investments	4.00%
C000249064 | Siemens Energy8983582
Holdings [Line Items]
Percent of Total Investments	3.80%
C000249064 | Royal Bank of Canada8983563
Holdings [Line Items]
Percent of Total Investments	3.80%
C000249064 | Halma8983603
Holdings [Line Items]
Percent of Total Investments	3.80%
C000249064 | Terna - Rete Elettrica Nazionale8983643
Holdings [Line Items]
Percent of Total Investments	3.50%
C000249064 | Prudential8983620
Holdings [Line Items]
Percent of Total Investments	3.50%
C000249064 | Safran8983590
Holdings [Line Items]
Percent of Total Investments	3.30%
C000249064 | National Grid8983614
Holdings [Line Items]
Percent of Total Investments	3.20%
C000249064 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000249064 | China
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000249064 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000249064 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000249064 | Italy
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000249064 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000249064 | Canada
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000249064 | France
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000249064 | Germany
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000249064 | United States
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000249064 | Japan
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000249064 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000249063 | Galderma Group8983569
Holdings [Line Items]
Percent of Total Investments	5.20%
C000249063 | Taiwan Semiconductor Manufacturing8983678
Holdings [Line Items]
Percent of Total Investments	4.50%
C000249063 | NatWest Group8983616
Holdings [Line Items]
Percent of Total Investments	4.00%
C000249063 | Siemens Energy8983582
Holdings [Line Items]
Percent of Total Investments	3.80%
C000249063 | Royal Bank of Canada8983563
Holdings [Line Items]
Percent of Total Investments	3.80%
C000249063 | Halma8983603
Holdings [Line Items]
Percent of Total Investments	3.80%
C000249063 | Terna - Rete Elettrica Nazionale8983643
Holdings [Line Items]
Percent of Total Investments	3.50%
C000249063 | Prudential8983620
Holdings [Line Items]
Percent of Total Investments	3.50%
C000249063 | Safran8983590
Holdings [Line Items]
Percent of Total Investments	3.30%
C000249063 | National Grid8983614
Holdings [Line Items]
Percent of Total Investments	3.20%
C000249063 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000249063 | China
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000249063 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000249063 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000249063 | Italy
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000249063 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000249063 | Canada
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000249063 | France
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000249063 | Germany
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000249063 | United States
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000249063 | Japan
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000249063 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000249065 | Galderma Group8983569
Holdings [Line Items]
Percent of Total Investments	5.20%
C000249065 | Taiwan Semiconductor Manufacturing8983678
Holdings [Line Items]
Percent of Total Investments	4.50%
C000249065 | NatWest Group8983616
Holdings [Line Items]
Percent of Total Investments	4.00%
C000249065 | Siemens Energy8983582
Holdings [Line Items]
Percent of Total Investments	3.80%
C000249065 | Royal Bank of Canada8983563
Holdings [Line Items]
Percent of Total Investments	3.80%
C000249065 | Halma8983603
Holdings [Line Items]
Percent of Total Investments	3.80%
C000249065 | Terna - Rete Elettrica Nazionale8983643
Holdings [Line Items]
Percent of Total Investments	3.50%
C000249065 | Prudential8983620
Holdings [Line Items]
Percent of Total Investments	3.50%
C000249065 | Safran8983590
Holdings [Line Items]
Percent of Total Investments	3.30%
C000249065 | National Grid8983614
Holdings [Line Items]
Percent of Total Investments	3.20%
C000249065 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000249065 | China
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000249065 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000249065 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000249065 | Italy
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000249065 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000249065 | Canada
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000249065 | France
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000249065 | Germany
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000249065 | United States
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000249065 | Japan
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000249065 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000251720 | Alphabet8983710
Holdings [Line Items]
Percent of Total Investments	6.60%
C000251720 | Taiwan Semiconductor Manufacturing8983667
Holdings [Line Items]
Percent of Total Investments	6.30%
C000251720 | Tencent Holdings8983650
Holdings [Line Items]
Percent of Total Investments	5.60%
C000251720 | Galderma Group8983632
Holdings [Line Items]
Percent of Total Investments	5.20%
C000251720 | Amazon.com8983713
Holdings [Line Items]
Percent of Total Investments	4.00%
C000251720 | Microsoft8983676
Holdings [Line Items]
Percent of Total Investments	3.80%
C000251720 | Broadcom8983731
Holdings [Line Items]
Percent of Total Investments	3.50%
C000251720 | Hoya8983661
Holdings [Line Items]
Percent of Total Investments	3.30%
C000251720 | TKO Group Holdings8983670
Holdings [Line Items]
Percent of Total Investments	3.20%
C000251720 | Ferrari8983656
Holdings [Line Items]
Percent of Total Investments	3.20%
C000251720 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000251720 | China
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000251720 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000251720 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000251720 | Italy
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000251720 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000251720 | France
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000251720 | Germany
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000251720 | United States
Holdings [Line Items]
Percent of Net Asset Value	54.80%
C000251720 | Japan
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000251720 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000251720 | India
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000251719 | Alphabet8983710
Holdings [Line Items]
Percent of Total Investments	6.60%
C000251719 | Taiwan Semiconductor Manufacturing8983667
Holdings [Line Items]
Percent of Total Investments	6.30%
C000251719 | Tencent Holdings8983650
Holdings [Line Items]
Percent of Total Investments	5.60%
C000251719 | Galderma Group8983632
Holdings [Line Items]
Percent of Total Investments	5.20%
C000251719 | Amazon.com8983713
Holdings [Line Items]
Percent of Total Investments	4.00%
C000251719 | Microsoft8983676
Holdings [Line Items]
Percent of Total Investments	3.80%
C000251719 | Broadcom8983731
Holdings [Line Items]
Percent of Total Investments	3.50%
C000251719 | Hoya8983661
Holdings [Line Items]
Percent of Total Investments	3.30%
C000251719 | TKO Group Holdings8983670
Holdings [Line Items]
Percent of Total Investments	3.20%
C000251719 | Ferrari8983656
Holdings [Line Items]
Percent of Total Investments	3.20%
C000251719 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000251719 | China
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000251719 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000251719 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000251719 | Italy
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000251719 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000251719 | France
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000251719 | Germany
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000251719 | United States
Holdings [Line Items]
Percent of Net Asset Value	54.80%
C000251719 | Japan
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000251719 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000251719 | India
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000251721 | Alphabet8983710
Holdings [Line Items]
Percent of Total Investments	6.60%
C000251721 | Taiwan Semiconductor Manufacturing8983667
Holdings [Line Items]
Percent of Total Investments	6.30%
C000251721 | Tencent Holdings8983650
Holdings [Line Items]
Percent of Total Investments	5.60%
C000251721 | Galderma Group8983632
Holdings [Line Items]
Percent of Total Investments	5.20%
C000251721 | Amazon.com8983713
Holdings [Line Items]
Percent of Total Investments	4.00%
C000251721 | Microsoft8983676
Holdings [Line Items]
Percent of Total Investments	3.80%
C000251721 | Broadcom8983731
Holdings [Line Items]
Percent of Total Investments	3.50%
C000251721 | Hoya8983661
Holdings [Line Items]
Percent of Total Investments	3.30%
C000251721 | TKO Group Holdings8983670
Holdings [Line Items]
Percent of Total Investments	3.20%
C000251721 | Ferrari8983656
Holdings [Line Items]
Percent of Total Investments	3.20%
C000251721 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000251721 | China
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000251721 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000251721 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000251721 | Italy
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000251721 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000251721 | France
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000251721 | Germany
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000251721 | United States
Holdings [Line Items]
Percent of Net Asset Value	54.80%
C000251721 | Japan
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000251721 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000251721 | India
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000253849 | Alphabet8983696
Holdings [Line Items]
Percent of Total Investments	8.00%
C000253849 | Microsoft8983756
Holdings [Line Items]
Percent of Total Investments	6.40%
C000253849 | Amazon.com8983699
Holdings [Line Items]
Percent of Total Investments	6.10%
C000253849 | Intercontinental Exchange8983741
Holdings [Line Items]
Percent of Total Investments	4.20%
C000253849 | Mastercard8983752
Holdings [Line Items]
Percent of Total Investments	4.00%
C000253849 | Intuit8983744
Holdings [Line Items]
Percent of Total Investments	4.00%
C000253849 | Meta Platforms8983754
Holdings [Line Items]
Percent of Total Investments	3.80%
C000253849 | Waste Management8983786
Holdings [Line Items]
Percent of Total Investments	3.70%
C000253849 | Ferguson Enterprises8983738
Holdings [Line Items]
Percent of Total Investments	3.50%
C000253849 | Thermo Fisher Scientific8983772
Holdings [Line Items]
Percent of Total Investments	3.30%
C000253849 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000253849 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000253849 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000253849 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000253849 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000253849 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000253849 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000253849 | Financials
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000253849 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	24.10%
C000253850 | Alphabet8983696
Holdings [Line Items]
Percent of Total Investments	8.00%
C000253850 | Microsoft8983756
Holdings [Line Items]
Percent of Total Investments	6.40%
C000253850 | Amazon.com8983699
Holdings [Line Items]
Percent of Total Investments	6.10%
C000253850 | Intercontinental Exchange8983741
Holdings [Line Items]
Percent of Total Investments	4.20%
C000253850 | Mastercard8983752
Holdings [Line Items]
Percent of Total Investments	4.00%
C000253850 | Intuit8983744
Holdings [Line Items]
Percent of Total Investments	4.00%
C000253850 | Meta Platforms8983754
Holdings [Line Items]
Percent of Total Investments	3.80%
C000253850 | Waste Management8983786
Holdings [Line Items]
Percent of Total Investments	3.70%
C000253850 | Ferguson Enterprises8983738
Holdings [Line Items]
Percent of Total Investments	3.50%
C000253850 | Thermo Fisher Scientific8983772
Holdings [Line Items]
Percent of Total Investments	3.30%
C000253850 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000253850 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000253850 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000253850 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000253850 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000253850 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000253850 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000253850 | Financials
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000253850 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	24.10%
C000256674 | Alphabet8983696
Holdings [Line Items]
Percent of Total Investments	8.00%
C000256674 | Microsoft8983756
Holdings [Line Items]
Percent of Total Investments	6.40%
C000256674 | Amazon.com8983699
Holdings [Line Items]
Percent of Total Investments	6.10%
C000256674 | Intercontinental Exchange8983741
Holdings [Line Items]
Percent of Total Investments	4.20%
C000256674 | Mastercard8983752
Holdings [Line Items]
Percent of Total Investments	4.00%
C000256674 | Intuit8983744
Holdings [Line Items]
Percent of Total Investments	4.00%
C000256674 | Meta Platforms8983754
Holdings [Line Items]
Percent of Total Investments	3.80%
C000256674 | Waste Management8983786
Holdings [Line Items]
Percent of Total Investments	3.70%
C000256674 | Ferguson Enterprises8983738
Holdings [Line Items]
Percent of Total Investments	3.50%
C000256674 | Thermo Fisher Scientific8983772
Holdings [Line Items]
Percent of Total Investments	3.30%
C000256674 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000256674 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000256674 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000256674 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000256674 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000256674 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000256674 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000256674 | Financials
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000256674 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	24.10%